Note 04 - Cash and Cash Equivalents (Table)	12 Months Ended
Dec. 31, 2010
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents [Table Text Block]

	As of December 31,
	2010	2009

Cash	1,974	1,478
Investments - Brazilian reais (1)	7,819	10,780
Investments - U.S. dollars (2)	7,840	3,911

	17,633	16,169

(1) Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits - DI.

(2) Comprised primarily by Time Deposit and securities with fixed income.